Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash at bank and on hand	$ 6,019	$ 6,484
Short-term bank deposits	11,887	13,898
Cash and cash equivalents	$ 17,906	$ 20,382	$ 8,163